Share-based Compensation (Predecessor)	12 Months Ended
Dec. 31, 2012
Predecessor
Share-based Compensation

21. Share-based Compensation

J.G. Wentworth, Inc. Stock Options

After the private issuance of J.G. Wentworth, Inc. common stock in August 2007, J.G. Wentworth, Inc. issued stock options to a number of JGW employees. The majority of these awards were forfeited in 2008 and the first quarter of 2009. As of December 31, 2012, 585,754 stock options remain outstanding out of 2,741,520 issued.

The Company continues to recognize stock compensation expense related to these options. The grant date fair value of these awards is recognized as expense over their five year vesting period. Total share-based compensation expense related to J.G. Wentworth, Inc. stock option awards in the amount of $561 was recognized for each of the years ended December 31, 2011 and 2012.

J.G. Wentworth, LLC Management Profit Interests

Effective July 12, 2011, JGWPT adopted the JGWPT Holdings, LLC 2011 Equity Compensation Plan (the “Plan”). The purpose of the Plan is to provide eligible participants, as defined in the Plan, with an opportunity to acquire equity interests of JGWPT designated as common interests and to receive grants of equity interests of JGWPT’s designated as Class B Management Interests subject to the terms and provisions of the Amended and Restated Limited liability Company Agreement of JGWPT.

During 2012, JGWPT issued Tranche B-1, Tranche B-2, Tranche B-3, and Tranche B-4 Management Interests to certain employees. The Tranche B-1 interests begin to participate in distributions at a lower cumulative distribution amount than B-2, B-3 and B-4 interests.

The following table summarizes the Class B management interests granted, forfeited, and outstanding as of December 31, 2012:

	Outstanding at December 31, 2011	Granted during 2012	Forfeited during 2012	Outstanding at December 31, 2012
Tranche B-1	—	944,225	(60,880)	883,345
Tranche B-2	—	696,075	(67,000)	629,075
Tranche B-3	—	594,955	(67,000)	527,955
Tranche B-4	—	545,000	(50,000)	495,000
	—	2,780,255	(244,880)	2,535,375

In September and October 2009, J.G. Wentworth, LLC issued Tranche A-1, Tranche A-2, Tranche A-3, and Tranche A-4 Management Profit Interests to certain employees. 1,000,000 Tranche A-1, A-2, A-3, and A-4 interests were initially authorized. In March, July, and November 2010, J.G. Wentworth, LLC issued additional Tranche A-1, Tranche A-2, Tranche A-3, and Tranche A-4 Management Profit Interests to certain employees. In July 2010, the J.G. Wentworth, LLC operating agreement was amended to bifurcate the Tranche A-1 into two sub-tranches. Tranche A-1a represents A-1 profit interests issued in 2009 and early 2010. Tranche A-1b represents A-1 profit interests issued in July 2010 and later. The Tranche A-1b profit interests begin to participate in distributions at a higher cumulative distribution amount than A-1a profit interests, however the A-1b interests have a catch-up provision wherein these interests receive all distributions until they have received the same total distributions as the A-1a interests. After the catch-up is fulfilled, subsequent A-1 distributions are the same for A-1a and A-1b tranches.

The following table summarizes the Class A profit interests granted, forfeited, and outstanding as of July 12, 2011:

	Outstanding at December 31, 2010	Granted during the period from January 1 - July 12, 2011	Forfeited during the period from January 1 - July 12, 2011	Converted to Restricted Common Interests	Outstanding at December 31, 2011
Tranche A-1a	772,900	—	(26,000)	(746,900)	—
Tranche A-1b	171,750	—	—	(171,750)	—
Tranche A-2	730,500	—	(30,000)	(700,500)	—
Tranche A-3	714,500	20,000	(24,000)	(710,500)	—
Tranche A-4	709,500	10,000	(24,000)	(695,500)	—
	3,099,150	30,000	(104,000)	(3,025,150)	—

On July 12, 2011 and in conjunction with the OAC Merger (Note 2), all the Class A outstanding management profit interests were converted to restricted common interests. The conversion ratios for the Class A management share tranches were determined using the pro-rata distribution amounts available by tranche based on the estimated fair value of the Company’s equity on the conversion date. The following table summarizes the conversion of management shares to common interests on July 12, 2011:

	Outstanding at July 12, 2011	Derived Conversion Factor	Restricted Common Interests at July 12, 2011
Tranche A-1a	746,900	108.40363	6,889.99
Tranche A-1b	171,750	108.40363	1,584.36
Tranche A-2	700,500	340.88253	2,054.96
Tranche A-3	710,500	—	—
Tranche A-4	695,500	—	—
	3,025,150		10,529.31

No additional restricted common interests related to the Tranche A management profit interests were issued since July 12, 2011. The restricted common interests are subject to the same vesting schedule as the original Tranche A management profit interests. Between July 13, 2011 and December 31, 2011, and during 2012, terminated employees forfeited 68.76 and 769.23 restricted common interests, respectively. In addition, 213.83 restricted common interests were redeemed during 2012. At, December 31, 2011 and 2012, 10,460.55 and 9,477.49 restricted common interests remained outstanding, respectively.

As of December 31, 2012, the Company expected to recognize additional total compensation expense of $4,443 over the vesting periods of the restricted common interests and the profit interests.

Total stock compensation expense recognized related to the management profit interests and converted common interests during the years ended December 31, 2011 and 2012 was $1,266 and $1,832, respectively. The profit interests and the converted restricted common interests vest over 5 years.